Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Commitments And Contingencies [Abstract]
Schedule of future minimum rentals under long-term non-cancellable operating leases
Years ending December 31:	Amount
2018	$1,765
2019	655
2020	555
2021	449
2022	390
Thereafter	26
$3,840

Schedule of future minimum commitments under long-term non-cancellable operating leases
Years ending December 31:	Amount
2018	$988
2019	487
2020	61
2021	19
2022	—
Thereafter	—
$1,555